Earnings per share	12 Months Ended
Dec. 31, 2018
Earnings per share [Abstract]
Earnings per share

29.        Earnings per share

a) Basic earnings per share

Basic earnings per share is calculated by dividing the net profit attributable to the Parent by the weighted average outstanding shares during the year average number, excluding the average number of own shares held during the year and held in treasury.

	2018	2017	2016

Profit attributable to the Parent	12,582,477	8,924,064	7,334,563

Earnings per share (Brazilian Reais)
Basic earnings per 1,000 shares (Brazilian Reais)
Common shares	1,604.34	1,133.43	929.93
Preferred shares	1,764.78	1,246.77	1,022.92
Net Profit attributable - Basic (Brazilian Reais)
Common shares	6,108,349	4,332,026	3,560,288
Preferred shares	6,474,128	4,592,038	3,774,275

Weighted average shares outstanding - Basic
Common shares	3,807,386	3,822,057	3,828,555
Preferred shares	3,668,527	3,683,145	3,689,696

b) Diluted earning per share

The diluted earnings per share is calculated by dividing the net profit attributable to the Parent by the weighted average outstanding shares during the year average number, excluding the average number of own shares held during the year and held in treasury, including the effect of dilutive potential programs long-term compensation.

	2018	2017	2016

Profit attributable to the Parent	12,582,477	8,924,064	7,334,563

Earnings per share (Brazilian Reais)
Diluted earnings per 1,000 shares (Brazilian Reais)
Common shares	1,604.34	1,132.44	929.03
Preferred shares	1,764.78	1,245.69	1,021.93
Net Profit attributable - Basic (Brazilian Reais)
Common shares	6,108,349	4,331,955	3,560,222
Preferred shares	6,474,128	4,592,109	3,774,341

Weighted average shares outstanding (in thousand) - Diluted
Common shares	3,807,386	3,825,313	3,832,211
Incremental shares from stock options granted under Stock Option Plan - Units (1)	-	3,257	3,656

Preferred shares	3,668,527	3,686,401	3,693,352
Incremental shares from stock options granted under Stock Option Plan - Units (1)	-	3,257	3,656

(1) The exercise period of the SOP 2013 Long Term Incentive Plan purchase option ended in June 2018. The Bank does not have stock-based compensation plans in force (Note 40) and consequently has no anti-dilution items.